Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance and reserves	$ 2,272,249	$ 2,829,016
Accrued expenses	980,821	1,162,885
Revenue recognition difference	664,005	792,960
Advertising expenses	1,583,422	341,742
Yiyang Yukang long-term assets reduction	1,478	6,229
Net operating losses	5,839,789	1,769,401
Deferred Tax Assets, Gross, Total	11,341,764	6,902,233
Less: valuation allowance	(10,984,254)	(3,423,584)
Deferred Tax Assets, Net of Valuation Allowance, Total	357,510	3,478,649
Deferred tax liabilities:
Unrealized gains on trading securities	(76,119)	(12,854)
Fair value step up of retained investment in Shanghai Yimeng	(833,042)	(831,006)
Deferred Tax Liabilities, Net	(909,161)	(843,860)
Deferred Tax Assets, Net, Total	(551,651)	2,634,789
Deferred tax assets were analyzed as:
Current	357,510	3,478,649
Deferred tax liabilities were analyzed as:
Current	(76,119)	(12,854)
Non-current	(833,042)	(831,006)
Deferred Tax Liabilities, Net	(909,161)	(843,860)
Deferred Tax Assets, Net	$ (551,651)	$ 2,634,789